Employee benefit expenses (Schedule of Employee Benefit Expenses) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 ILS (₪)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 ILS (₪)	Dec. 31, 2019 ILS (₪)
Disclosure of defined benefit plans [line items]
Salary | ₪	₪ 33,263		₪ 31,865	₪ 28,585
Bonus | ₪	5,326		5,834	3,770
Employee benefit expenses | ₪	₪ 38,589		₪ 37,699	₪ 32,355
US Dollars [Member]
Disclosure of defined benefit plans [line items]
Salary | $		$ 10,695
Bonus | $		1,713
Employee benefit expenses | $		$ 12,408